Summary of Components of Net Unrealized Gains and Losses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Summarizes components of net unrealized gains and losses on available-for-sale securities
Net unrealized gains on available-for-sale securities, before adjustments and taxes	[1]	$ (461)	$ 2,365
Adjustment to DAC		161	(478)
Adjustment to future policy benefits and claims		(10)	(103)
Adjustment to policyholder dividend obligation		(21)	(88)
Deferred federal income tax expense		71	(593)
Cumulative effect of adoption of accounting principle		(7)	232	[2],[3]
Net unrealized gains on available-for-sale securities		$ (260)	$ 1,335

[1]	Includes net unrealized gains of $37 million and $38 million as of December 31, 2018 and 2017, respectively, related to the non-credit portion of other-than-temporarily impaired securities.
[2]	Represents impact of reclassifying AOCI related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act, as disclosed in Note 13.
[3]	Represents impacts of reclassifying accumulated other comprehensive income related to available-for-sale securities into retained earnings for the related tax effects resulting from the Tax Cuts and Jobs Act.